Intangible assets - Summary of Amortization expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ 160	€ 126	€ 111
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	35	31	28
General and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ 125	€ 95	€ 83